Right-of-Use assets - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 84.2	€ 49.0
Birkenstock Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 5.7